13F-HR
12/31/02
				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer King
Title:	Investment Operations
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		February 3, 2003

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			82

Form 13F Information Table Value Total:		$1,475,921,000


List of Other Included Managers:

No.	13F File Number	Name

			          FORM 13F INFORMATION TABLE
						VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER	      VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP		(x$1000)PRN AMTPRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

Affiliated Computer SvcsCOM	008190100	26013	494080	SH		SOLE		418460		75620
AFLAC Inc.		COM	001055102	51160	1698560	SH		SOLE		1495535		203025
Alliant Techsystems Inc	COM	018804104	443	7110	SH		SOLE		510		6600
Ambac Finl Group	COM	023139108	18776	333855	SH		SOLE		283335		50520
Anadarko Petroleum	COM	032511107	38054	794450	SH		SOLE		693800		100650
Andor Technology Fund	CL A			1956	2698	SH		SOLE		2698
Anheuser Busch		COM	035229103	39852	823395	SH		SOLE		738220		85175
Anthem Inc		COM	03674B104	1605	25529	SH		SOLE		4118		21411
Apollo Group		COM	037604105	31637	719045	SH		SOLE		611600		107445
Avon Products Inc	COM	054303102	38661	717680	SH		SOLE		621910		95770
Bank of America		COM	060505104	275	3962	SH		SOLE		3962
Bed Bath & Beyond	COM	075896100	28516	825860	SH		SOLE		737010		88850
BP Amoco PLC ADRSPONSORED ADR	055622104	344	8468	SH		SOLE		0		8468
Brinker International	COM	109641100	13722	425490	SH		SOLE		334760		90730
Cardinal Health Inc	COM	14149Y108	31519	532517	SH		SOLE		473547		58970
Central Fund Canada LtdCL A	153501101	414	87000	SH		SOLE		87000
Chase Growth Fund	COM	007989809	3436	271893	SH		SOLE		271893
Chase Mid-Cap Growth 	CL A	981477847	473	25100	SH		SOLE		25100
ChevronTexaco Corp	COM	166764100	1096	16500	SH		SOLE		16500
Chico's FAS		COM	168615102	1795	94970	SH		SOLE		10820		84150
Cisco Systems		COM	17275R102	21108	1611340	SH		SOLE		1441370		169970
Citigroup Inc		COM	172967101	333	9473	SH		SOLE		9473
Coca-Cola		COM	191216100	359	8209	SH		SOLE		8209
Cognizant Tech Solns CorpCOM	192446102	1225	16960	SH		SOLE		2860		14100
ConocoPhillips		COM	20825C104	1987	41080	SH		SOLE		41080
Constellation Brands     CL A	21036P108	1247	52610	SH		SOLE		6110		46500
Countrywide Finl Corp	COM	222372104	43502	842260	SH		SOLE		729710		112550
Darden Restaurants	COM	237194105	1415	69205	SH		SOLE		7705		61500
Dell Computer Corp	COM	247025109	47758	1786020	SH		SOLE		1595430		190590
Ecolab Inc.		COM	278865100	15983	322900	SH		SOLE		264800		58100
Exxon Mobil		COM	30231G102	858	24576	SH		SOLE		14016		10560
Fidelity Natl FinancialCOM	316326107	16988	517480	SH		SOLE		426960		90520
Fox Entertainment Group	COM	35138T107	29776	1148350	SH		SOLE		1029310		119040
Gannett Inc.		COM	364730101	46259	644285	SH		SOLE		588310		55975
General Electric	COM	369604103	799	32825	SH		SOLE		32825
Golden West Financial 	COM	381317106	23049	320980	SH		SOLE		279440		41540
Imperial Oil		COM	453038408	943	32870	SH		SOLE		2270		30600
International Game Tech	COM	459902102	23841	314040	SH		SOLE		265090		48950
Johnson & Johnson	COM	478160104	62767	1168645	SH		SOLE		1034025		134620
Kraft Foods Inc - A	CL A	50075N104	33578	862540	SH		SOLE		778190		84350
Lexmark International	COM	529771107	1469	24285	SH		SOLE		4885		19400
Lincare Holdings	COM	532791100	15976	505270	SH		SOLE		421270		84000
Lowe's Cos. Inc		COM	548661107	54827	1462070	SH		SOLE		1312875		149195
Marsh Supermarket Inc  CL A	571783307	153	13300	SH		SOLE		13300
Marsh Supermarket Inc  CL B	571783208	299	24545	SH		SOLE		24545
Marshall Ilsley		COM	571834100	1350	49340	SH		SOLE		1940		47400
McGraw Hill Co		COM	580645109	16602	274690	SH		SOLE		217520		57170
Medtronic Inc		COM	585055106	37498	822330	SH		SOLE		736840		85490
Merck & Co.		COM	589331107	43926	775946	SH		SOLE		694876		81070
Microsoft		COM	594918104	64516	1247907	SH		SOLE		1116577		131330
New York Times Cl A	CL A	650111107	1358	29700	SH		SOLE		29700
Newmont Mining		COM	651639106	3348	115360	SH		SOLE		111720		3640
Ninety-Nine Cents Only	COM	65440K106	1144	42598	SH		SOLE		2332		40266
Noble Corp		COM	G65422100	16550	470850	SH		SOLE		399920		70930
North Fork Bancorp	COM	659424105	23897	708270	SH		SOLE		599660		108610
Pfizer			COM	717081103	29552	966703	SH		SOLE		860213		106490
Pharmacia Corporation	COM	71713U102	1835	43913	SH		SOLE		43913
Principal Finl Group	COM	74251V102	1043	34640	SH		SOLE		5540		29100
Procter & Gamble	COM	742718109	59189	688727	SH		SOLE		614292		74435
Protective Life		COM	743674103	278	10112	SH		SOLE		7384		2728
Ross Stores		COM	778296103	20062	473285	SH		SOLE		403080		70205
S&P 500 Depository RcptsCOM	78462F103	515	5845	SH		SOLE		5845
Sears Roebuck		COM	812387108	847	35400	SH		SOLE		35400
SLM Corporation		COM	78442P106	58853	566660	SH		SOLE		492940		73720
Solectron Corp		COM	834182107	42	11950	SH		NONE		11950
Staples Inc		COM	855030102	32264	1763090	SH		SOLE		1514620		248470
Stryker Corp		COM	863667101	24328	362468	SH		SOLE		324948		37520
Suncor Energy		COM	867229106	33286	2124190	SH		SOLE		1834950		289240
Sysco			COM	871829107	50271	1687540	SH		SOLE		1510250		177290
Teva PharmaceuticalSPONSORED ADR881624209	41377	1071680	SH		SOLE		917260		154420
United Technologies	COM	913017109	1313	21200	SH		SOLE		21200
UnitedHealth Group	COM	91324p102	27639	331014	SH		SOLE		295094		35920
Universal Health Svcs	COM	913903100	1459	32360	SH		SOLE		5160		27200
Verizon Communications	COM	92343v104	232	6000	SH		NONE		6000
Viacom Inc Cl.B		CL B	925524308	2227	54647	SH		SOLE		54647
Vodafone Grp PlcSPONSORED ADR	92857W100	39786	2195730	SH		SOLE		1943670		252060
Wal-Mart Stores Inc	COM	931142103	484	9600	SH		SOLE		9600
Weight Watchers Intl	COM	948626106	1826	39730	SH		SOLE		6730		33000
Wellpoint Health NetworksCOM	94973H108	17137	240833	SH		SOLE		205353		35480
Wells Fargo & Co	COM	949746101	41465	884697	SH		SOLE		795782		88915
Whole Foods Market	COM	966837106	1156	21940	SH		SOLE		4540		17400
Wintrust Financial Co	COM	97650W108	1020	32580	SH		SOLE		4080		28500